Subsequent Event (Details) - Restructuring Plan [Domain] - Range [Domain] $ in Millions	Apr. 17, 2015 USD ($)	Jul. 23, 2014	Dec. 31, 2014	Jun. 11, 2014
Subsequent Event [Line Items]
Debt Instrument, Redemption Price, Percentage		103.00%
Senior Notes
Subsequent Event [Line Items]
Interest on loan				6.875%
Senior Notes | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Debt	$ 283.0
Debt Covenant, Net Leverage Ratio, Maximum	4.50
7.75% Senior secured notes | Senior Notes
Subsequent Event [Line Items]
Interest on loan			7.75%
7.75% Senior secured notes | Senior Notes | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	$ 200.0
Interest on loan	7.75%
Debt Instrument, Redemption Price, Percentage	103.875%